Condensed Consolidated Statement of Operations - USD ($) $ in Thousands	3 Months Ended		9 Months Ended
	Sep. 30, 2019	Sep. 30, 2018	Sep. 30, 2019	Sep. 30, 2018
Revenue	$ 422,022	$ 279,279	$ 940,793	$ 503,487
Cost of revenue	369,152	252,271	849,728	462,765
Gross profit	52,870	27,008	91,065	40,722
Selling, general and administrative expenses	31,313	16,964	84,945	43,122
Income (loss) from operations	21,557	10,044	6,120	(2,400)
Other income (expense), net:
Interest expense, net	(13,959)	(1,579)	(35,822)	(3,960)
Other income (expense)	4,455	(1,859)	22,557	(1,848)
Income (loss) before benefit for income taxes	12,053	6,606	(7,145)	(8,208)
Benefit (provision) for income taxes	556	(870)	3,073	1,467
Net income (loss)	$ 12,609	$ 5,736	$ (4,072)	$ (6,741)
Earnings Per Share, Basic	$ 0.37	$ 0.24	$ (1.44)	$ (0.36)
Earnings Per Share, Diluted	$ 0.24	$ 0.23	$ (1.44)	$ (0.36)
Weighted Average Number of Shares Outstanding, Basic	20,446,811	21,577,650	20,425,801	21,577,650
Weighted Average Number of Shares Outstanding, Diluted	35,419,432	25,100,088	20,425,801	21,577,650